BALANCE SHEET ACCOUNT DETAILS - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Account Details [Abstract]
Compensation	$ 4,101	$ 2,320
Royalties owed to third parties	739	296
Professional service fees	664	67
Acquisitions related liabilities	0	1,000
Other	53	64
Total accrued liabilities	$ 5,557	$ 3,747